Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners, L.P. was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. As of December 31, 2017, its fleet of thirty six vessels comprises four suezmax crude oil tankers, twenty-one modern medium range tankers, all of which are classed as IMO II/III chemical/product carriers, ten post-panamax container carrier vessels and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals, such as ethanol, as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.

The consolidated financial statements include Capital Product Partners, L.P. and the following vessel-owning companies, intermediate holding company and operating companies (collectively the “Partnership”) which were all incorporated or formed under the laws of the Marshall Islands and Liberia.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight “DWT”	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas II	36,760	04/04/2007	04/26/2006

Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy)	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary)	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos)	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos)	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos)	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006

Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis	51,604	11/28/2013	—
Anax Container Carrier S.A	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Miltiadis M II Corp.	08/28/2012	—	—	—	—
Dias Container Carrier S.A	05/16/2013	M/V Akadimos (renamed to “CMA CGM Amazon”) (1)	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A	05/16/2013	M/V Adonis (renamed to “CMA CGM Uruguay”) (1)	115,639	09/18/2015	09/18/2015
Isiodos Product Carrier S.A	05/31/2013	M/T Active (1)	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A	05/31/2013	M/T Amadeus (1)	50,108	06/30/2015	06/30/2015
Atrotos Container Carrier S.A	10/25/2013	M/V Anaxagoras (renamed to “CMA CGM Magdalena”) (1)	115,639	02/26/2016	02/26/2016
Filonikis Product Carrier S.A	05/31/2013	M/T Amor	49,999	10/24/2016	09/30/2015

(1)	Vessels that were acquired according to the terms of the Master Vessel Acquisition Agreement (“Master Agreement”) (Note 5).